Commissions and fees (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commissions and fees
Commissions and fees	SFr 11,158	SFr 11,890	SFr 11,817
Lending business
Commissions and fees
Commissions and fees	1,687	1,931	1,839
Investment and portfolio management
Commissions and fees
Commissions and fees	3,438	3,582	3,494
Other securities business
Commissions and fees
Commissions and fees	63	48	46
Fiduciary business
Commissions and fees
Commissions and fees	3,501	3,630	3,540
Underwriting
Commissions and fees
Commissions and fees	1,564	1,718	1,806
Brokerage
Commissions and fees
Commissions and fees	2,893	2,813	3,004
Underwriting and brokerage
Commissions and fees
Commissions and fees	4,457	4,531	4,810
Other services
Commissions and fees
Commissions and fees	1,513	1,798	1,628
Bank
Commissions and fees
Commissions and fees	SFr 11,071	SFr 11,742	SFr 11,672